CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Dividends	$ 0.22	$ 0.30	$ 0.12